Share-based payments - Disclosure of share-based payment expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	$ 177,130	$ 164,733
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	13,108	16,378
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	32,484	20,979
Share purchase plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	128,662	127,983
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	$ 2,876	$ (607)